SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2014
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

14. SHARE-BASED COMPENSATION

Options to employees

On February 1, 2011, the board of directors approved the Company 2011 Share Incentive Plan (‘‘2011 Plan’’). The 2011 Plan provides for the grant of options, restricted shares, and other share-based awards. The maximum number of ordinary shares that is authorized under 2011 Plan was 30,000,000 ordinary shares.

On January  1, 2012, the Company  repurchased and cancelled  2,000,000 ordinary  shares  from Xu for total  consideration of $1 to increase  the share  options  pool number  for its incentive  share  plan. The par value of 2,000,000 ordinary shares is $20, and the excess of $19 is recorded in additional paid in capital. The Board of Directors authorized the issuance of up to 42,000,000 ordinary shares under the new share incentive plan.

On October 1, 2012, the Company repurchased and cancelled 8,000,000 ordinary shares for $1 consideration to increase the share options pool number for its incentive share plan. The par value of 8,000,000 ordinary shares was $80, and the excess of $79 was recorded in additional paid in capital. The fair value of 8,000,000 ordinary shares was $475,200. The Board of Directors authorized the issuance of up to 50,000,000 ordinary shares under the new share incentive plan.

Under the share incentive plan the Group granted 11,929,466 share options to employees during 2012 with amount of 3,116,150 shares, 661,100 shares and 8,152,216 shares on January 1, 2012, July 1, 2012 and October 1, 2012, respectively. On March 15, 2013, the Company granted 1,128,590 and 100,000 shares option to the employees and managements with exercise price of $0.2 and $0.2 per share, respectively. On April 18, 2014, the Company granted 9,341,500 and 2,104,000 option shares to the employees and managements with exercise price of $0.01 and $0.01 per share, respectively. The estimated fair value of the share options on the  date of grant was evaluated using binomial model. The number of options granted, exercise price, estimated fair value of options and the forfeiture rate of options granted to its employees are summarized as follows:

Grant date	Number of options	Exercise price at grant date	Estimated fair value at grant date	Forfeiture rate
2012/01/01	564,000	0.00001	0.0896	25.0%
	583,550	0.2	0.0254	40.0%
	1,968,600	0.00001	0.0896	40.0%
Subtotal	3,116,150
2012/07/01	661,100	0.2	0.0137	40.0%
2012/10/01	400,000	0.00001	0.0594	0.0%
	344,000	0.00001	0.0594	25.0%
	7,233,216	0.00001	0.0594	40.0%
	175,000	0.2	0.0133	40.0%
Subtotal	8,152,216
2013/03/15	100,000	0.2	0.0145	25.0%
	1,128,590	0.2	0.0133	40.0%
Subtotal	1,228,590
2014/04/18	2,104,000	0.01	0.0495	9.0%
	9,341,500	0.01	0.0493	40.0%
Subtotal	11,445,500

On March 22, 2012, the Board of Directors approved the adjustment of the exercise price of all options with the original exercise price greater than $0.2 per option granted before March 2012 to $0.2 per option. The fair value of the options on the modification date was calculated using the binominal model. The incremental compensation cost of the re-priced options was $389,269, of which $100,917, $121,101 and $121,101 recognized as share based compensation for the years ended December 31, 2012, 2013 and 2014, respectively.

The Group recognized compensation cost on the share options to employees on a straight-line basis over the requisite service period. The options granted during 2012 and 2013 vest ratably over 48 months and are exercisable up to 5 years from the date of grant. The options granted on April 18, 2014 vest on the first anniversary of the date of grant.

The share-based compensation of $1,939,326, $909,904 and $1,571,935 were charged to operating expenses and cost of revenues for the years ended December 31, 2012, 2013 and 2014, respectively.

The fair value of the options granted was estimated on the date of grant with the assistance of an independent third-party appraiser, and was determined using binomial model with the following assumptions:

	January 1, 2012	July 1, 2012	October 1, 2012	March 15, 2013	April 18, 2014
Expected volatility(1)	53%	64%	64%	65%	58%
Risk-free interest rate(2)	1.8%	1.7%	1.7%	0.90%	1.8%
Expected dividend yield(3)	Nil	Nil	Nil	nil	nil
Exercise price(4)	$0.00001 or $0.2	$0.2	$0.00001 or $0.2	$0.2	$0.01
Fair value of the underlying ordinary shares(5)	$0.1078	$0.0600	$0.0594	$0.0611	$0.0590

(1)Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on average historical volatility of comparable companies for the period before the valuation date with lengths equal to the life of the options.

(2)Risk-free rate

Risk free rate is estimated based on yield to maturity of PRC international government bonds with maturity term close to the life of the options.

(3)Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the life of the options.

(4)Exercise price

The exercise price of the options was determined by the Group’s board of directors.

(5)Fair value of underlying ordinary shares

The estimated fair value of the ordinary shares underlying the options as of the respective valuation dates was determined based on a contemporaneous valuation. When estimating the fair value of the ordinary shares on the valuation dates, management has considered a number of factors, including the result of a third-party appraisal and equity transactions of the Group, while taking into account standard valuation methods and the achievement of certain events. The fair value of the ordinary shares in connection with the option grants on the valuation dates was determined with the assistance of an independent third-party appraiser.

The following table summarizes information regarding options granted:

Options	Number of share options	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual life	Aggregate intrinsic value
Outstanding as of January 1, 2014	34,681,354	$0.13	$0.13	2.88	$1,270,279
Granted	11,445,500	$0.01	$0.05	—	—
Forfeited and expired	(6,877,832)	$0.09	$0.12	—	—
Outstanding as of December 31, 2014	39,249,022	$0.07	$0.11	2.51	$3,512,311
Exercisable as of December 31, 2014	12,680,376	$0.12	$0.17	1.81	$76,481

As of December 31, 2014, there was $ 686,071 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted to employees under the 2011 Plan, which is expected to be recognized over a weighted-average period of 0.51 years.

Ordinary shares to directors and executives

On June 29, 2014, Maodong transferred his 30,372,540 ordinary shares of the Company to certain directors and executives for nil consideration. The ordinary shares were transferred for the purpose of attracting and maintaining these directors and executives without service or performance conditions. All the ordinary shares transferred immediately vested and the estimated fair value per ordinary share was $0.138 on June 29, 2014. The share-based compensation of $4,190,449 was charged to operating expenses for the year ended December 31, 2014.